Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,009,857
Proposed Maximum Offering Price per Unit	26.17
Maximum Aggregate Offering Price	$ 26,427,957.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,649.7
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of Class A common stock, par value $0.0001 per share (the “Common Stock”), of Better Home & Finance Holding Company (the “Registrant”) as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions. Represents (i) an additional 509,857 shares of Common Stock issuable pursuant to the Better Home & Finance Holding Company 2023 Incentive Equity Plan pursuant to the terms of the Better Home & Finance Holding Company 2023 Incentive Equity Plan and (ii) 500,000 shares of Common Stock issuable under the Better Home & Finance Holding Company 2026 Inducement Incentive Plan being registered pursuant to this Registration Statement.
(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high ($27.23) and low ($25.11) prices of the Common Stock of the Registrant on the Nasdaq Stock Market on February 5, 2026, which date is within five business days prior to the date of filing of this Registration Statement.